UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:June 30,2000

Check here is Amendment[ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement
				  [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:    The Swarthmore Group,Inc.
Address: 1646 West Chester Pike
	 Suite 3
         West Chester, PA  19382

13F File Number:  28-5724

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Paula Mandle
Title: Chief Operating Officer
Phone: 610-918-7200
Signature, Place, and Date of Signing:

  Paula Mandle  West Chester, Pennsylvania  August 14, 2000

Report Type (Check only one.):

[x]    13F Holdings Report
[ ]    13F Notice
[ ]    13F Combination Report

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  1

Effective March 31, 2000, Cypress Capital Management, Inc.
13-F File No. 082-03152 was acquired by The Swarthmore
Group, Inc. Since The Swarthmore Group, Inc. is the surviving investment advisor, information on both companies is included on the 13-F file for The Swarthmore Group, Inc.

Form 13F Information Table Entry Total: 114

Form 13 F Information Table Value Total: 464,570

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Agilent Technologies Inc       COM              00846U101      777    10538 SH       SOLE                    10538
AllState Corp                  COM              020002101     5048   226880 SH       SOLE                   226880
Amerada Hess Corp              COM              023551104     4761    77100 SH       SOLE                    77100
American Express               COM              025816109     6419   123150 SH       SOLE                   123150
American Home Products         COM              026609107     2953    50258 SH       SOLE                    50258
American International Group   COM              026874107    13456   114516 SH       SOLE                   114516
Amgen Inc                      COM              031162100      225     3200 SH       SOLE                     3200
Anheuser-Busch Cos Inc         COM              035229103     1837    24600 SH       SOLE                    24600
Archstone Communities Trust    COM              039581103     1180    51600 SH       SOLE                    51600
BP Amoco PLC - Spons ADR       COM              055622104     2392    42288 SH       SOLE                    42288
Bank of America Corp           COM              060505104     3571    83035 SH       SOLE                    83035
Bell Atlantic Corp             COM              077853109      376     7400 SH       SOLE                     7400
Best Buy Company Inc.          COM              086516101     5620    88850 SH       SOLE                    88850
Bristol-Myers Squibb Co        COM              110122108     1529    26250 SH       SOLE                    26250
Burlington Resources Inc       COM              122014103      421    11000 SH       SOLE                    11000
Cardinal Health Inc            COM              14149Y108     7185    97100 SH       SOLE                    97100
Chase Manhattan Corp           COM              16161A108     6619   143700 SH       SOLE                   143700
Chubb Corporation              COM              171232101      440     7150 SH       SOLE                     7150
Cigna Corp                     COM              125509109     5046    53970 SH       SOLE                    53970
Cisco Systems Inc              COM              17275R102    14375   226150 SH       SOLE                   226150
Citigroup Inc                  COM              172967101    11262   186925 SH       SOLE                   186925
Clear Channel Communications   COM              184502102     7129    95050 SH       SOLE                    95050
Colgate-Palmolive Co           COM              194162103     8083   135000 SH       SOLE                   135000
Columbia Energy Group          COM              197648108     3216    49000 SH       SOLE                    49000
Computer Associates Internatio COM              204912109    10296   201151 SH       SOLE                   201151
Computer Sciences Corp         COM              205363104     6696    89655 SH       SOLE                    89655
ConAgra                        COM              205887102     4901   257100 SH       SOLE                   257100
Coors (Adolph) - Class B       COM              217016104     5127    84750 SH       SOLE                    84750
Costco Wholesale Corp.         COM              22160K105     3594   108900 SH       SOLE                   108900
Delta Airlines Inc             COM              247361108     4120    81485 SH       SOLE                    81485
Dominion Resources, Inc. - VA  COM              25746U109     1224    28550 SH       SOLE                    28550
Dover Corp                     COM              260003108     2448    60350 SH       SOLE                    60350
Duff & Phelps Utilities Income COM              264324104      156    16256 SH       SOLE                    16256
Duke-Weeks Realty Corp         COM              264411505      752    33600 SH       SOLE                    33600
EMC Corp/Mass                  COM              268648102    18182   236324 SH       SOLE                   236324
Eastman Kodak                  COM              277461109     5273    88615 SH       SOLE                    88615
Emerson Electric Co            COM              291011104      326     5400 SH       SOLE                     5400
Exxon Mobil Corporation        COM              30231G102     1265    16116 SH       SOLE                    16116
Fannie Mae                     COM              313586109      228     4375 SH       SOLE                     4375
Fastenal Co.                   COM              311900104     1858    36700 SH       SOLE                    36700
First Security Corp/DEL        COM              336294103      136    10000 SH       SOLE                    10000
General Electric Co            COM              369604103    12966   244637 SH       SOLE                   244637
Genuine Parts Co               COM              372460105     4247   212350 SH       SOLE                   212350
GoAmerica Inc                  COM              38020R106      154    10000 SH       SOLE                    10000
Great Lakes Chemical Corp      COM              390568103      425    13500 SH       SOLE                    13500
HRPT Properties Trust          COM              40426W101     1714   279910 SH       SOLE                   279910
Halliburton Co                 COM              406216101     4235    89750 SH       SOLE                    89750
Hewlett Packard Co             COM              428236103     3184    25500 SH       SOLE                    25500
Home Depot, Inc                COM              437076102      556    11136 SH       SOLE                    11136
Household Intl                 COM              441815107      503    12095 SH       SOLE                    12095
Hyperion Solutions Corp        COM              44914M104     4220   130100 SH       SOLE                   130100
Intel Corp                     COM              458140100    17408   130215 SH       SOLE                   130215
International Business Machine COM              459200101      288     2626 SH       SOLE                     2626
Johnson & Johnson              COM              478160104     4588    45032 SH       SOLE                    45032
Kerr-McGee Corp                COM              492386107     1297    22000 SH       SOLE                    22000
KeySpan Corporation            COM              49337w100     7438   241900 SH       SOLE                   241900
Kimberly-Clark Corp            COM              494368103     4346    75750 SH       SOLE                    75750
LSI Logic Corporation          COM              502161102     7042   130100 SH       SOLE                   130100
Laboratory Corp of America Hol COM              50540R409     7190    93227 SH       SOLE                    93227
Lehman Brothers Holdings Inc   COM              524908100     6331    66950 SH       SOLE                    66950
Lincoln National Corp          COM              534187109     3970   109900 SH       SOLE                   109900
Lucent Technologies            COM              549463107     6049   102100 SH       SOLE                   102100
MBNA Corp                      COM              55262L100     4048   149250 SH       SOLE                   149250
Martin Marietta Materials      COM              573284106     2376    58750 SH       SOLE                    58750
McClatchy Company - Class A    COM              579489105      596    18000 SH       SOLE                    18000
MedImmune Inc.                 COM              584699102     3641    49200 SH       SOLE                    49200
Medtronic Inc                  COM              585055106    10993   220680 SH       SOLE                   220680
Memry Corp                     COM              586263204      476   143589 SH       SOLE                   143589
Merck & Co                     COM              589331107     1921    25071 SH       SOLE                    25071
Microsoft Corp                 COM              594918104     7124    89050 SH       SOLE                    89050
Minnesota Power Inc.           COM              604110106      178    10300 SH       SOLE                    10300
NSTAR                          COM              67019E107     4610   113300 SH       SOLE                   113300
Nationwide Health Pptys Inc    COM              638620104      139    10000 SH       SOLE                    10000
New Century Energies Inc       COM              64352U103      535    17850 SH       SOLE                    17850
New Plan Excel Realty Trust    COM              648053106     3299   253750 SH       SOLE                   253750
New York Times Co - Class  A   COM              650111107     4527   114600 SH       SOLE                   114600
Noble Drilling Corp            COM              655042109     6285   152600 SH       SOLE                   152600
Omnicom Group                  COM              681919106     7379    82850 SH       SOLE                    82850
PSC Inc.                       COM              69361E107      122    15000 SH       SOLE                    15000
Pfizer Inc                     COM              717081103      699    14571 SH       SOLE                    14571
Procter & Gamble               COM              742718109      258     4500 SH       SOLE                     4500
Public Service Enterprise Grou COM              744573106     6547   189080 SH       SOLE                   189080
Qwest Communications Intl      COM              749121109    11930   240100 SH       SOLE                   240100
Raytheon Co - Class A          COM              755111309     1478    76050 SH       SOLE                    76050
Raytheon Company Class B       COM              755111408     2328   120950 SH       SOLE                   120950
Reliant Energy Inc             COM              75952J108      934    31600 SH       SOLE                    31600
Royal Dutch Petroleum NY GLDR  COM              780257804      271     4400 SH       SOLE                     4400
SBC Communications Inc         COM              78387G103      351     8106 SH       SOLE                     8106
Schering-Plough                COM              806605101     4544    89975 SH       SOLE                    89975
Scientific Atlanta Inc         COM              808655104      410     5500 SH       SOLE                     5500
Sierra Pacific Resources       COM              826428104      399    31750 SH       SOLE                    31750
Sovereign Bancorp Inc          COM              845905108      222    31576 SH       SOLE                    31576
Sprint Corp (PCS Group)        COM              852061506    10823   181900 SH       SOLE                   181900
St. Paul Companies             COM              792860108      665    19500 SH       SOLE                    19500
Staples Inc                    COM              855030102      154    10000 SH       SOLE                    10000
Sun Microsystems Inc           COM              866810104      932    10250 SH       SOLE                    10250
Supervalu Inc                  COM              868536103     3976   208600 SH       SOLE                   208600
Teleflex Inc                   COM              879369106     2486    69550 SH       SOLE                    69550
Tellabs Inc                    COM              879664100    12546   183316 SH       SOLE                   183316
Teradyne Inc                   COM              880770102     2716    36950 SH       SOLE                    36950
Texas Instruments Inc          COM              882508104     4960    72216 SH       SOLE                    72216
Toys R Us Inc                  COM              892335100     2689   184650 SH       SOLE                   184650
Tyco International Ltd         COM              902124106    14179   299294 SH       SOLE                   299294
Ultramar Diamond Shamrock      COM              904000106      891    35900 SH       SOLE                    35900
Unifi Inc                      COM              904677101      186    15000 SH       SOLE                    15000
Union Pacific Corp             COM              907818108     4614   124075 SH       SOLE                   124075
Viacom Inc - Class B           COM              925524308     8804   129112 SH       SOLE                   129112
Vodafone Airtouch PLC-SP ADR   COM              92857t107      211     5100 SH       SOLE                     5100
Vulcan Materials Co            COM              929160109      213     5000 SH       SOLE                     5000
Wal-Mart Stores Inc            COM              931142103     9272   160900 SH       SOLE                   160900
Williams Cos Inc               COM              969457100     4540   108900 SH       SOLE                   108900
Worldcom Inc.                  COM              98157D106     7560   164800 SH       SOLE                   164800
Bethlehem Steel $3.50 Conv Pfd PFD CV           087509501      558    27900 SH       SOLE                    27900
Kmart Financing 7.75%  Cv Pfd  PFD CV           498778208     4321   118575 SH       SOLE                   118575